January 23, 2014

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust

Registration Statement on Form N-1A

File No. 333-48456

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, please accept for filing Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Met Investors Series Trust (the “Trust”). The purpose of this filing is to register Class A, Class B, Class C and Class E shares of the following new Portfolios of the Trust: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio and PanAgora Global Diversified Risk Portfolio (the “New Portfolios”).

The Registration Statement contains the Prospectuses and the Trust’s Statement of Additional Information for the New Portfolios.

This filing also contains appropriate exhibits. We intend to comply with the requirements of Rule 498(b)(1)(v) and General Instruction C.3.g., as it relates to the New Portfolios.

Any questions or comments with respect to this filing may be directed to the undersigned at (212) 660-3067, or to Arie Heijkoop at (202) 775-1227.

Very truly yours,

/s/ Matthew J. Van Wormer

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.

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